Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 612	$ 603
Less unrecognized tax benefit	(21)	(20)
Tax loss carryforwards net of unrecognized tax benefit	591	583
Inventory valuation	28	28
Impairment and restructuring charges	6	14
Fixed asset depreciation in arrears	39	35
Increased depreciation incentives	213	211
Capitalized development costs	118	108
Receivables for government funding	14	11
Tax credits granted on past capital investments	1,151	1,155
Pension service costs	81	65
Stock awards	6	7
Operating lease liabilities	40
Commercial accruals	15	12
Other temporary differences	22	26
Total deferred tax assets	2,324	2,255
Valuation allowances	(1,534)	(1,548)
Deferred tax assets, net	790	707
Accelerated fixed asset depreciation	(20)	(16)
Acquired intangible assets	(16)	(13)
Advances of government funding	(31)	(12)
Operating lease right-of-use assets	(40)
Other temporary differences	(7)	(7)
Deferred tax liabilities	(114)	(48)
Net deferred income tax asset	$ 676	$ 659